Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Year (1)	Summary Compensation Table Total for PEO (2)			Compensation Actually Paid to PEO (3)			Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based on:		Net Income (Millions) (7)
	Thye (2)	Lowe (2)	Lynch (2)	Thye (3)	Lowe (3)	Lynch (3) (b)			Total Shareholder Return (6)	Peer Group Total Shareholder Return
(a)	(b)	(b)	(b)	(c)	(c)		(d)	(e)	(f)	(g)	(h)

2022	$4,968,477	$3,400,870	$5,167,258	$1,790,159	($742,796)	($1,870,802)	$2,746,696	$230,797	$2.29	N/A	($51,660)

2021	—	—	$887,344	—	—	($2,845,137)	$990,776	($1,811,740)	$45.43	N/A	($89,945)

(1)	We are a smaller reporting company pursuant to Rule 405 of the Securities Act, and as such, are only required to include information for the past two fiscal years in this table.

(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Thye, Mr. Lowe and Ms. Lynch (each of whom served as Chief Executive Officer during fiscal year 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables—Summary Compensation Table.” Ms. Lynch served as our Chief Executive Officer from 2014 until her departure from the Company effective January 28, 2022, upon which the Company appointed Mr. Lowe to serve as Interim Chief Executive Officer of the Company. Mr. Lowe served as Interim Chief Executive Officer until the Company appointed Dr. Thye to serve as the Chief Executive Officer of the Company effective May 19, 2022.

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Thye, Mr. Lowe and Ms. Lynch, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Thye, Mr. Lowe and Ms. Lynch’s respective total compensation to determine the compensation actually paid in the applicable year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

Dirk Thye, M.D.

2022	$4,968,477	$4,483,313	$1,304,995	$1,790,159

Christopher Lowe

2022	$3,400,870	$1,989,888	($1,401,278)	($742,796)

Casey C. Lynch

2022	$5,167,258	$4,355,604	($2,682,456)	($1,870,802)

2021	$887,344	—	($3,732,481)	($2,845,137)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follow
s:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

Dirk Thye, M.D.

2022	$1,239,525	—	$65,470	—	—	—	$1,304,995

Christopher Lowe

2022	—	—	$578,618	($306,149)	($1,673,748)	—	($1,401,278)

Casey C. Lynch

2022	—	—	$39,763	($646)	($2,721,573)	—	($2,682,456)

2021	—	($7,494,039)	—	$3,761,558	—	—	($3,732,481)

(4)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Caryn McDowell, Leslie Holsinger, Karen Smith and Brendan Hannah; and (ii) for 2021, Christopher Lowe, Caryn McDowell, Leslie Holsinger and Michael Detke.

(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs

2022	$2,746,696	$1,909,671	($288,565)	$230,797

2021	$990,776	$369,500	($2,433,016)	($1,811,740)

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments

2022	$291,917	—	$147,463	($117,791)	($610,155)	—	($288,565)

2021	$69,390	($4,280,801)	$82,269	$1,696,127	—	—	($2,433,016)

(6)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO
	NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Caryn McDowell, Leslie Holsinger, Karen Smith and Brendan Hannah; and (ii) for 2021, Christopher Lowe, Caryn McDowell, Leslie Holsinger and Michael Detke.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Thye, Mr. Lowe and Ms. Lynch, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Dr. Thye, Mr. Lowe and Ms. Lynch’s respective total compensation to determine the compensation actually paid in the applicable year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO

Dirk Thye, M.D.

2022	$4,968,477	$4,483,313	$1,304,995	$1,790,159

Christopher Lowe

2022	$3,400,870	$1,989,888	($1,401,278)	($742,796)

Casey C. Lynch

2022	$5,167,258	$4,355,604	($2,682,456)	($1,870,802)

2021	$887,344	—	($3,732,481)	($2,845,137)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follow
s:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

Dirk Thye, M.D.

2022	$1,239,525	—	$65,470	—	—	—	$1,304,995

Christopher Lowe

2022	—	—	$578,618	($306,149)	($1,673,748)	—	($1,401,278)

Casey C. Lynch

2022	—	—	$39,763	($646)	($2,721,573)	—	($2,682,456)

2021	—	($7,494,039)	—	$3,761,558	—	—	($3,732,481)

Non-PEO NEO Average Total Compensation Amount	$ 2,746,696	$ 990,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 230,797	(1,811,740)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs

2022	$2,746,696	$1,909,671	($288,565)	$230,797

2021	$990,776	$369,500	($2,433,016)	($1,811,740)

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments

2022	$291,917	—	$147,463	($117,791)	($610,155)	—	($288,565)

2021	$69,390	($4,280,801)	$82,269	$1,696,127	—	—	($2,433,016)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s net income (loss) over the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 2.29	45.43
Net Income (Loss)	(51,660,000,000)	(89,945,000,000)
Dirk Thye, M.D. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,968,477	0
PEO Actually Paid Compensation Amount	$ 1,790,159	0
PEO Name	Dirk Thye, M.D.
Christopher Lowe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,400,870	0
PEO Actually Paid Compensation Amount	$ (742,796)	0
PEO Name	Christopher Lowe
Casey C. Lynch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,167,258	887,344
PEO Actually Paid Compensation Amount	$ (1,870,802)	$ (2,845,137)
PEO Name	Casey C. Lynch	Casey C. Lynch
PEO [Member] | Dirk Thye, M.D. [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,483,313
PEO [Member] | Dirk Thye, M.D. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,304,995
PEO [Member] | Dirk Thye, M.D. [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,239,525
PEO [Member] | Dirk Thye, M.D. [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dirk Thye, M.D. [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,470
PEO [Member] | Dirk Thye, M.D. [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dirk Thye, M.D. [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dirk Thye, M.D. [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dirk Thye, M.D. [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,304,995
PEO [Member] | Christopher Lowe [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,989,888
PEO [Member] | Christopher Lowe [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,401,278)
PEO [Member] | Christopher Lowe [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Christopher Lowe [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Christopher Lowe [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	578,618
PEO [Member] | Christopher Lowe [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(306,149)
PEO [Member] | Christopher Lowe [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,673,748)
PEO [Member] | Christopher Lowe [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Christopher Lowe [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,401,278)
PEO [Member] | Casey C. Lynch [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,355,604	$ 0
PEO [Member] | Casey C. Lynch [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,682,456)	(3,732,481)
PEO [Member] | Casey C. Lynch [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Casey C. Lynch [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(7,494,039)
PEO [Member] | Casey C. Lynch [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,763	0
PEO [Member] | Casey C. Lynch [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(646)	3,761,558
PEO [Member] | Casey C. Lynch [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,721,573)	0
PEO [Member] | Casey C. Lynch [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Casey C. Lynch [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,682,456)	(3,732,481)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,909,671	369,500
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(288,565)	(2,433,016)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	291,917	69,390
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(4,280,801)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	147,463	82,269
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(117,791)	1,696,127
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(610,155)	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (288,565)	$ (2,433,016)